Supplemental Cash Flow Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other operating activities
Share-based compensation expense	$ 3,077	$ 3,826
Gain on derivatives (Note 7)	(64)	0
Share of loss from associate and dilution gain (Note 12)	2,052	7,946
Net realizable value adjustment for inventories (Note 21)	(12,308)	42,815
Other inflows (outflows) of cash, classified as operating activities	13,269	(46,935)
Changes in non-cash operating working capital items:
Trade and other receivables	9,852	(29,125)
Inventories	10,898	19,527
Prepaid expenses	(3,096)	(3,675)
Accounts payable and accrued liabilities	2,569	13,722
Provisions	(8,514)	(5,994)
Changes in non-cash working capital	11,709	(5,545)
Cash and Cash Equivalents
Cash in banks	160,001	157,778
Short-term money markets investments	15,952	23,103
Cash and cash equivalents	175,953	180,881	$ 133,963
Significant non-cash items [Abstract]
Assets acquired by finance lease	5,000	6,151
Shares issued as compensation (Note 25)	2,020	2,365
Shares issued as consideration for Joaquin (Note 10)	8,650	0
Issued capital
Significant non-cash items [Abstract]
Shares issued as compensation (Note 25)	$ 2,020	$ 2,365